INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
INCOME TAXES
Effective tax rate	21.00%	21.00%	21.00%	21.00%	0.00%
ETR difference					0.00%
Federal statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%
Income tax expense (benefit)	$ 0	$ 0	$ 0	$ 0